Business Combination (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the acquisition date fair value of the consideration paid, identifiable assets acquired, and liabilities assumed including an amount for goodwill:

Consideration Paid:
Cash and cash equivalents	$394,622
Common stock, 1,295,000 shares of BSFC common stock	2,590,000
4% Unsecured promissory note	500,000
4% Unsecured, Convertible promissory note payable to seller	210,000
Fair value of total consideration	$3,694,622

Recognized amount of identifiable assets acquired and liabilities assumed:
Financial assets:
Cash and cash equivalents	$133,956
Accounts receivables	1,141,658
Inventory	1,562,973
Inventory Step Up	105,000
Prepaid and other assets	134,254
Right of Use Assets	100,640
Property and equipment	9,713
Identifiable intangible assets:
Trademarks	850,000
Customer Relationships	1,250,000
Non-Compete Agreements	40,000
Financial liabilities:
Accounts payable and accrued liabilities	(816,435)
Right of Use Liability	(100,640)
Working Capital Line of Credit	(1,161,892)
Total identifiable net assets	3,249,227
Goodwill	445,395
Total net value of assets assumed	$3,694,622

Schedule of Proforma Information

The following is the unaudited pro forma information assuming all business acquisitions occurred on January 1, 2019. For all of the business acquisitions depreciation and amortization have been included in the calculation of the below pro forma information based upon the actual acquisition costs.

For the year ended December 31, 2019
Revenue	$33,057,338
Net Loss	$(5,048,290)
Basic and Diluted Loss per Share	$(0.31)
Basic and Diluted Weighted Average Common Shares Outstanding	16,201,766